DUE TO BANKS AND CORRESPONDENTS (Details Textual) S/ in Thousands, $ in Millions		Dec. 31, 2018 PEN (S/)		Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 01, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)		Dec. 31, 2017 USD ($)
Disclosure Of Deposits From Banks Explanatory [Line Items]
Loans received							S/ 95,770,509
Promotional credit lines		S/ 2,389,086						S/ 2,029,989
International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 5,460,725			$ 100.0	$ 100.0		S/ 5,264,545
International funds and others [Member] | Bottom of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		1.00%		1.00%				0.50%		0.50%
International funds and others [Member] | Top of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		8.67%		8.67%				9.04%		9.04%
Promotional credit lines [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Secured bank loans received		S/ 7,849,800						S/ 7,294,500
Promotional credit lines		S/ 2,389,100						S/ 2,030,000
Promotional credit lines [Member] | Bottom of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		4.20%		4.20%				6.00%		6.00%
Promotional credit lines [Member] | Top of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		7.75%		7.75%				7.75%		7.75%
Wells Fargo Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 843,250	[1]	$ 250.0				S/ 810,250	[1]	$ 150.0
Loans received		843,300						486,200
Bank of America [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		505,950	[2]	150.0				324,088	[2]
Loans received		506,000
JP Morgan Chase Bank, National Association [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings								324,100		100.0
JP Morgan Chase Bank, National Association [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	[3]					324,030	[3]	100.0
Citibank N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		1,180,550	[4]	350.0				1,166,760	[4]	150.0
Loans received		1,180,600						486,200
Sumitomo Mitsui Banking Corporation [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		337,300		100.0
Sumitomo Mitsui Banking Corporation [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[5]	337,300						0
Corporacion Andina de Fomento [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $				100.0						$ 100.0
Loans received		337,300						324,100
Standard Chartered Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		337,300		$ 100.0
Standard Chartered Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[6]	S/ 404,760						S/ 194,460

[1]	At December 31, 2018, the balance corresponds to three variable rate loans obtained in October 2017, February 2018 and October 2018 for a total of US$250.0 million, equivalent to S/843.3 million (two loans obtained in June 2016 and October 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017); the amounts of which are hedged by three IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[2]	At December 31, 2018, the balance corresponds to three variable rate loans obtained in May, July and October 2018 for a total of US$150.0 million, equivalent to S/506.0 million (a loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million, at December 31, 2017), whose amounts are hedged by three IRS (one IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[3]	At December 31, 2017, the balance corresponded to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, the amount of which was hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.
[4]	At December 31, 2018, the balance corresponds to four variable rate loans obtained in July 2017, May 2018 and October 2018 for a total of US$350.0 million, equivalent to S/1,180.6 million (two loans obtained in July 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017), the amounts of which are hedged by four IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.
[5]	At December 31, 2018, the balance corresponds to a variable rate loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.
[6]	At December 31, 2018, the balance includes a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.